Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies Tables
Schedule of Derivative Liabilities at Fair Value
Warrant
Liability
Balance at December 31, 2015	$138,100
New issuances	34,441
Warrant redemption	(1,154,139)
Change in fair value	2,223,718
Balance at December 31, 2016	$1,242,120